Leases	12 Months Ended
Mar. 31, 2024
Leases
Leases

20. Leases

The Group leases assets from other parties (the Group is a lessee) and also leases assets to other parties (the Group is a lessor). This note describes how the Group accounts for leases and provides details about its lease arrangements.

Accounting policies

As a lessee

When the Group leases an asset, a ‘right-of-use asset’ is recognised for the leased item and a lease liability is recognised for any lease payments to be paid over the lease term at the lease commencement date. The right-of-use asset is initially measured at cost, being the present value of the lease payments paid or payable, plus any initial direct costs incurred in entering the lease and less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis from the commencement date to the earlier of the end of the asset’s useful life or the end of the lease term. The lease term is the non-cancellable period of the lease plus any periods for which the Group is ‘reasonably certain’ to exercise any extension options (see below). The useful life of the asset is determined in a manner consistent to that for owned property, plant and equipment (as described in note 11 ‘Property, plant and equipment’). If right-of-use assets are considered to be impaired, the carrying value is reduced accordingly.

Lease liabilities are initially measured at the value of the lease payments over the lease term that are not paid at the commencement date and are usually discounted using the incremental borrowing rates of the applicable Group entity (the rate implicit in the lease is used if it is readily determinable). Lease payments included in the lease liability include both fixed payments and in-substance fixed payments during the term of the lease.

20. Leases (continued)

After initial recognition, the lease liability is recorded at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate (e.g. an inflation related increase) or if the Group’s assessment of the lease term changes; any changes in the lease liability as a result of these changes also results in a corresponding change in the recorded right-of-use asset unless the right-of-use asset is reduced to zero in which case the remaining amount of the remeasurement is recognised in profit or loss.

Lease modifications that increase the scope of a lease by adding the right to use one or more underlying assets in return for consideration commensurate with the stand-alone price for the additional lease components are treated as separate leases. If a lease modification decreases the scope of the lease, the Group remeasures both the right-of-use asset and the lease liability and recognises any gain or loss in profit or loss. Other lease modifications result in a remeasurement of the lease liability with an adjustment to the right-of-use asset. Remeasured lease liabilities are discounted at the modification date using a current discount rate.

As a lessor

Where the Group is a lessor, it determines at inception whether the lease is a finance or an operating lease. When a lease transfers substantially all the risks and rewards of ownership of the underlying asset then the lease is a finance lease; otherwise the lease is an operating lease.

Where the Group is an intermediate lessor, the interests in the head lease and the sublease are accounted for separately and the lease classification of a sublease is determined by reference to the right-of-use asset arising from the head lease.

Income from operating leases is recognised on a straight-line basis over the lease term. Income from finance leases is recognised at lease commencement with any interest income recognised over the lease term.

Lease income is recognised as revenue for transactions that are part of the Group’s ordinary activities (i.e. primarily leases of handsets or other equipment to customers, leases of wholesale access to the Group’s fibre and cable networks and leases of tower infrastructure assets). The Group uses IFRS 15 principles to allocate the consideration in contracts between any lease and non-lease components.

The Group’s leasing activities as a lessee

The Group leases buildings for its retail stores, offices and data centres, land on which to construct mobile base stations, space on mobile base stations to place active RAN equipment and network space (primarily rack space or duct space). In addition, the Group leases fibre and other fixed connectivity to provide internal connectivity for the Group’s operations and on a wholesale basis from other operators to provide fixed connectivity services to the Group’s customers.

The Group’s general approach to determining lease term by class of asset is described in note 1 ‘Basis of preparation’ under ‘Critical accounting judgements and key sources of estimation uncertainty’.

20. Leases (continued)

Most of the Group’s leases include future price increases through fixed percentage increases, indexation to inflation measures on a periodic basis or rent review clauses. Other than fixed percentage increases the lease liability does not reflect the impact of these future increases unless the measurement date has passed. The Group’s leases contain no material variable payments clauses other than those related to the number of operators sharing space on third party mobile base stations.

Optional lease periods

Where practicable the Group seeks to include extension or break options in leases to provide operational flexibility, therefore many of the Group’s lease contracts contain optional periods. The Group’s policy on assessing and reassessing whether it is reasonably certain that the optional period will be included in the lease term is described in note 1 ‘Basis of preparation’ under ‘Critical accounting judgements and key sources of estimation uncertainty’.

After initial recognition of a lease, the Group only reassesses the lease term when there is a significant event or a significant change in circumstances, which was not anticipated at the time of the previous assessment. Significant events or significant changes in circumstances could include merger and acquisition or similar activity, significant expenditure on the leased asset not anticipated in the previous assessment, or detailed management plans indicating a different conclusion on optional periods to the previous assessment. Where a significant event or significant change in circumstances does not occur, the lease term and therefore lease liability and right-of-use asset value, will decline over time.

20. Leases (continued)

The Group’s cash outflow for leases in the year ended 31 March 2024 was €3,567 million (2023 re-presented[1]: €3,067 million, 2022 re-presented[1]: €3,018 million) and absent significant future changes in the volume of the Group’s activities or other strategic or structural changes to the Group resulting in the use of more or fewer owned assets, this level of cash outflow from leases would be expected to continue for future periods, subject to contractual price increases. The future cash outflows included within lease liabilities are shown in the maturity analysis below. The maturity analysis only includes the reasonably certain payments to be made; cash outflows in these future periods will likely exceed these amounts as payments will be made on optional periods not considered reasonably certain at present and on new leases entered into in future periods.

The Group’s leases for customer connectivity are normally either under regulated access or network sharing or similar preferential access arrangements and as a result the Group normally has significant flexibility over the term it can lease such connections for; generally the notice period required to cancel the lease is less than the notice period included in the service contract with the end customer. As a result, the Group does not have any significant cash exposure to optional periods on customer connectivity as the Group can cancel the lease when the service agreement ends. In some circumstances the Group is committed to minimum spend amounts for connectivity leases, which are included within reported lease liabilities.

Sale and leaseback

In the year ended 31 March 2023, the Group disposed of its interest in Vantage Towers A.G. (‘Vantage Towers’) into a new joint venture, Oak Holdings 1 GmbH (‘Oak’); Vodafone retained an interest of 64.2% in Oak, which owns 89.3% of Vantage Towers (see note 27 ‘Acquisitions and disposals’ for additional details). The Group has agreements with Vantage Towers to lease back spaces on its towers (see note 30 ‘Related party transactions’). The Group de-recognised assets related to the mobile base stations with a net book value of €4,793 million. A total net gain on disposal of €9,287 million was realised in the year ended 31 March 2023 as a result of the disposal of Vantage Towers; €680 million of this gain, reflecting the gain on the proportion of sold towers retained through the leaseback, was recorded in the year ended 31 March 2023 as a reduction in the value of the right-of-use asset recognised for the leaseback of tower space and will be realised as a reduction in depreciation over the term of the leaseback until November 2028. Other sale and leaseback transactions entered into by the Group were not material, individually or in aggregate.

Amounts recognised in the primary financial statements in relation to lessee transactions

Right-of-use assets

The carrying value of the Group’s right-of-use assets, depreciation charge for the year and additions during the year are disclosed in note 11 ‘Property, plant and equipment’.

Lease liabilities

The Group’s lease liabilities are disclosed in note 21 ‘Borrowings’. The maturity profile of the Group’s lease liabilities is as follows:

	2024	2023
	€m	€m
Within one year	2,603	3,452
In more than one year but less than two years	1,984	2,574
In more than two years but less than three years	1,599	2,200
In more than three years but less than four years	1,461	1,981
In more than four years but less than five years	1,129	1,810
In more than five years	2,366	3,240
	11,142	15,257
Effect of discounting	(1,470)	(1,893)
Lease liability - as disclosed in note 21 ‘Borrowings’	9,672	13,364

At 31 March 2024 the Group has committed to enter into future lease contracts with future undiscounted lease payments of €1,339 million (31 March 2023 restated[2]: €1,491 million) which includes €1,031 million (31 March 2023: €1,171 million) of commitments to Vantage Towers A.G. for tower leases which are due to commence over the period until March 2026 and which will be payable during the eight year lease term following the commencement of respective individual leases.

Notes:

1

The cash outflows for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations, decreasing the previously disclosed amounts by €1,412 million (2022: €1,320 million). See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2	The prior year comparative amount has been restated to reflect the commitments to Vantage Towers A.G. that were not previously reported.

20. Leases (continued)

Interest expense on lease liabilities for the year is disclosed in note 5 ‘Investment income and financing costs’.

The Group has no material liabilities under residual value guarantees and makes no material variable payments not included in the lease liability. The Group does not apply either the short term or low value expedient options in IFRS 16 'Leases'.

The Group’s leasing activities as a lessor

The Group has a wide range of lessor activities with consumer and enterprise customers, other telecommunication companies and other companies. With consumer and enterprise customers, the Group generates lease income from the provision of handsets, routers and other communications equipment. The Group provides wholesale access to the Group’s fibre and cable networks, leases out space on the Group’s owned mobile base stations to other telecommunication companies and subleases certain retained mobile base station sites to telecommunication tower companies. In addition, the Group subleases retail stores to franchise partners in certain markets and leases out surplus assets (e.g. vacant offices and retail stores) to other companies.

Lessor transactions are classified as operating or finance leases based on whether the lease transfers substantially all of the risks and rewards incidental to ownership of the asset. Leases are individually assessed, but generally, the Group’s lessor transactions in the year are classified as:

–	Operating leases where the Group provides wholesale access to its fibre and cable networks, provides routers or similar equipment to fixed customers or is lessor of space on owned mobile base stations; and
–	Finance leases where the Group is sub-lessor of handsets or similar items in back-to-back arrangements or where surplus assets or certain retained mobile base stations sites are sublet out for all or substantially all of the remaining head lease term.

The Group’s income as a lessor in the year is as follows:

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Operating leases
Lease revenue (note 2 'Revenue disaggregation and segmental analysis')	463	673	673
Income from leases not recognised as revenue	38	37	36

Substantially all of the Group’s income as a lessor is operating lease income.

20. Leases (continued)

The committed amounts to be received from the Group’s operating leases are as follows:

	Maturity
	Within one	In one to two	In two to	In three to four	In four to five	In more than
	year	years	three years	years	years	five years	Total
	€m	€m	€m	€m	€m	€m	€m
Committed operating lease payments due to the Group as a lessor
31 March 2024	296	121	29	16	9	20	491
31 March 2023 Re-presented[2]	275	114	30	14	7	4	444
31 March 2022 Re-presented[2]	487	234	153	126	113	342	1,455

The Group recognises a net investment in leases (receivables) as a result of providing finance leases as a lessor, which are disclosed in note 14 ‘Trade and other receivables’. The maturity profile of the Group’s net investment in leases is as follows:

	2024	2023
	€m	€m
Within one year	106	111
In more than one year but less than two years	80	88
In more than two years but less than three years	56	67
In more than three years but less than four years	49	54
In more than four years but less than five years	35	47
In more than five years	17	39
	343	406
Unearned finance income	(33)	(33)
Net investment in leases - as disclosed in note 14 ‘Trade and other receivables’	310	373

The Group has no material lease income arising from variable lease payments.

Notes:

1

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations, decreasing the previously disclosed amounts of lease revenue and income from leases not recognised as revenue by €78 million (2022: €85 million) and €10 million (2022: €9 million), respectively. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2

The committed operating lease payments as of 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations, decreasing the previously disclosed total amounts by €51 million (2022: €54 million). See note 7 ‘Discontinued operations and assets held for sale’ for more information.